Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues
Sales to third parties	$ 29,663,670	$ 25,866,459	$ 19,702,441
Sales to related parties	155,418	799,142	1,012,789
Total revenues	29,819,088	26,665,601	20,715,230
Cost of revenues	24,751,473	22,140,879	17,371,416
Gross Profit	5,067,615	4,524,722	3,343,814
Operating expenses
Selling and distribution expenses	547,532	140,019	78,507
General and administrative expenses	1,442,155	915,474	395,854
Total operating expenses	1,989,687	1,055,493	474,361
Income from operations	3,077,928	3,469,229	2,869,453
Other income (expenses)
Interest income	731	311	475
Interest expense	(154,400)	(209,159)	(250,732)
Other income (expenses), net	314,070	15,758	(39,739)
Total other income (expenses)	160,401	(193,090)	(289,996)
Income before income taxes	3,238,329	3,276,139	2,579,457
Provision for income taxes	9,063	5,793	269,367
Net income	3,229,266	3,270,346	2,310,090
Less: net income (loss) attributable to noncontrolling interest	7,234	(964)	(4,072)
Net income attributable to Farmmi, Inc.	3,222,032	3,271,310	2,314,162
Comprehensive income
Net income	3,229,266	3,270,346	2,310,090
Other comprehensive income (loss): foreign currency translation gain (loss)	(970,209)	95,185	312,371
Total comprehensive income	2,259,057	3,365,531	2,622,461
Comprehensive income (loss) attributable to noncontrolling interest	(21,204)	1,075	(19,913)
Comprehensive income attributable to Farmmi, Inc.	$ 2,280,261	$ 3,364,456	$ 2,642,374
Weighted average number of shares, basic and diluted (in shares)	11,173,699	10,000,000	10,000,000
Basic and diluted earnings per common share (in dollars per share)	$ 0.29	$ 0.33	$ 0.23